Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Capital
CET1 capital	$ 62,184	$ 57,001
Tier 1 capital	67,861	63,279
Total capital	77,888	72,494
Risk-weighted Assets (RWA) used in calculation of capital ratios
CET1 capital RWA	512,856	495,528
Tier 1 capital RWA	512,856	495,993
Total capital RWA	512,856	496,459
Total capital RWA consisting of:
Credit risk	417,835	401,534
Market risk	28,917	32,209
Operational risk	66,104	62,716
Total capital RWA	$ 512,856	$ 496,459
Capital ratios and Leverage ratio
CET1 ratio	12.10%	11.50%
Tier 1 capital ratio	13.20%	12.80%
Total capital ratio	15.20%	14.60%
Leverage ratio	4.30%	4.40%
Leverage ratio exposure (billions)	$ 1,570,000	$ 1,451,000